Cash and Investments	12 Months Ended
Sep. 01, 2016
Investments [Abstract]
Cash and Investments
Cash and Investments

Cash and equivalents and the fair values of our available-for-sale investments, which approximated amortized costs, were as follows:

As of	September 1, 2016				September 3, 2015
	Cash and Equivalents	Short-term Investments	Long-term Marketable Investments(1)	Total Fair Value	Cash and Equivalents	Short-term Investments	Long-term Marketable Investments(1)	Total Fair Value
Cash	$2,258	$—	$—	$2,258	$1,684	$—	$—	$1,684
Level 1(2)
Money market funds	1,507	—	—	1,507	168	—	—	168
Level 2(3)
Certificates of deposit	373	33	—	406	311	28	23	362
Corporate bonds	—	142	235	377	2	616	1,261	1,879
Government securities	2	62	82	146	58	391	254	703
Asset-backed securities	—	12	97	109	—	8	575	583
Commercial paper	—	9	—	9	64	191	—	255
	$4,140	$258	$414	$4,812	$2,287	$1,234	$2,113	$5,634

(1)	The maturities of long-term marketable securities range from one to four years.

(2)	The fair value of Level 1 securities is measured based on quoted prices in active markets for identical assets.

(3)
The fair value of Level 2 securities is measured using information obtained from pricing services, which obtain quoted market prices for similar instruments, non-binding market consensus prices that are corroborated by observable market data, or various other methodologies, to determine the appropriate value at the measurement date. We perform supplemental analysis to validate information obtained from these pricing services. No adjustments were made to such pricing information as of September 1, 2016.

Proceeds from sales of available-for-sale securities for 2016, 2015, and 2014 were $2.31 billion, $1.49 billion, and $355 million, respectively. Gross realized gains and losses from sales of available-for-sale securities were not material for any period presented. As of September 1, 2016, there were no available-for-sale securities that had been in a loss position for longer than 12 months.

Restricted Cash

As of September 1, 2016 and September 3, 2015, we had certificates of deposit classified as restricted cash (included in other noncurrent assets) of $59 million and $45 million, respectively, valued using Level 2 fair value measurements.